UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

West Loop Realty Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 2.2%
	HOTELS, RESTAURANTS & LEISURE — 2.2%
14,000	Hilton Worldwide Holdings, Inc.	$1,303,540

	REAL ESTATE — 96.7%
	REITS-APARTMENTS — 22.0%
77,000	American Homes 4 Rent - REIT	1,993,530
17,000	AvalonBay Communities, Inc. - REIT	3,660,610
30,000	Camden Property Trust - REIT	3,330,300
5,500	Essex Property Trust, Inc. - REIT	1,796,575
85,000	Invitation Homes, Inc. - REIT	2,516,850
		13,297,865

	REITS-DATA CENTERS/TECH — 25.5%
11,000	American Tower Corp. - REIT	2,432,430
4,880	CoreSite Realty Corp. - REIT	594,628
25,000	Crown Castle International Corp. - REIT	3,475,250
10,000	Equinix, Inc. - REIT	5,768,000
13,000	SBA Communications Corp. - REIT	3,134,950
		15,405,258

	REITS-DIVERSIFIED — 4.3%
60,000	Armada Hoffler Properties, Inc. - REIT	1,085,400
23,000	Consolidated-Tomoka Land Co. - REIT	1,508,800
		2,594,200

	REITS-HOTELS — 3.1%
110,000	Host Hotels & Resorts, Inc. - REIT	1,901,900

	REITS-INDUSTRIAL — 11.2%
51,000	Americold Realty Trust - REIT	1,890,570
60,000	Liberty Property Trust - REIT	3,079,800
40,000	Rexford Industrial Realty, Inc. - REIT	1,760,800
		6,731,170

	REITS-NET LEASE — 1.9%
50,000	VICI Properties, Inc. - REIT	1,132,500

	REITS-OFFICE PROPERTY — 13.0%
18,000	Boston Properties, Inc. - REIT	2,333,880
52,000	Douglas Emmett, Inc. - REIT	2,227,160
30,000	Empire State Realty Trust, Inc. - Class A - REIT	428,100

West Loop Realty Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-OFFICE PROPERTY (Continued)
29,000	Kilroy Realty Corp. - REIT	$2,258,810
7,500	SL Green Realty Corp. - REIT	613,125
		7,861,075

	REITS-REGIONAL MALLS — 9.1%
32,000	Macerich Co. - REIT	1,010,880
25,000	Simon Property Group, Inc. - REIT	3,891,250
140,000	Washington Prime Group, Inc. - REIT	579,600
		5,481,730

	REITS-SHOPPING CENTERS — 4.8%
25,000	Regency Centers Corp. - REIT	1,737,250
60,000	Urban Edge Properties - REIT	1,187,400
		2,924,650

	REITS-TIMBER — 1.8%
100,000	CatchMark Timber Trust, Inc. - Class A - REIT	1,067,000
	TOTAL REAL ESTATE	58,397,348
	TOTAL COMMON STOCKS
	(Cost $47,591,409)	59,700,888

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$609,165	UMB Money Market Fiduciary, 0.25%[1]	609,165
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $609,165)	609,165
	TOTAL INVESTMENTS — 99.9%
	(Cost $48,200,574)	60,310,053
	Other Assets in Excess of Liabilities — 0.1%	53,816
	TOTAL NET ASSETS — 100.0%	$60,363,869

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

West Loop Realty Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with four classes of shares, Class A, Class C, Class T, and Institutional Class. T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, "Financial Services - Investment Companies", Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Real Estate Market Risk

The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

West Loop Realty Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$48,570,110

Gross unrealized appreciation	$13,659,874
Gross unrealized depreciation	(1,919,931)
Net unrealized appreciation on investments	$11,739,943

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, "Fair Value Measurement and Disclosures", Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

West Loop Realty Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$59,700,888	$-	$-	$59,700,888
Short-Term Investments	609,165	-	-	609,165
Total Investments	$60,310,053	$-	$-	$60,310,053

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19